Securities at amortised cost	6 Months Ended
Jun. 30, 2020
Securities at amortised cost [abstract]
Securities at amortised cost explanatory

4 Securities at amortised cost

Securities at amortised cost fully consist of Debt securities.

ING Group’s total exposure to debt securities is included in the following lines in the statement of financial position:

Exposure to debt securities
	30 June 2020	31 December 2019
Debt securities at fair value through other comprehensive income	35,650	30,483
Debt securities at amortised cost	51,085	46,108
Debt securities at fair value through other comprehensive income and amortised cost	86,735	76,592

Trading assets	6,852	6,256
Debt securities at fair value through profit or loss	3,643	3,067
Total debt securities at fair value through profit or loss	10,496	9,323
	97,230	85,914

ING Group’s total exposure to debt securities (excluding debt securities held in the trading portfolio) of EUR 90,378 million (31 December 2019: EUR 79,659 million) is specified as follows:

Debt securities by type of exposure
	Debt Securitiesat FVPL		Debt Securitiesat FVOCI		Debt Securitiesat AC		Total
	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Government bonds	148	408	24,679	20,300	28,427	25,627	53,254	46,334
Sub-sovereign, Supranationals and Agencies	1,413	505	7,862	6,606	13,006	10,689	22,281	17,801
Covered bonds			1,986	1,734	6,669	6,960	8,655	8,693
Corporate bonds			325	476	137	143	462	619
Financial institutions' bonds	1,353	1,440	377	332	1,933	1,536	3,663	3,308
ABS portfolio	730	714	431	1,043	934	1,163	2,095	2,920
	3,643	3,067	35,660	30,491	51,106	46,118	90,409	79,676
Loan loss provisions			–10	–7	–21	–10	–31	–17
Bond portfolio	3,643	3,067	35,650	30,483	51,085	46,108	90,378	79,659

Approximately 88% (31 December 2019: 90%) of the exposure in the ABS portfolio is externally rated AAA, AA or A. There are no borrowed debt securities recognised in the statement of financial position.